Property and Equipment (Details Narrative) (Southwestern Montana Financial Center, Inc.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 103,650	$ 15,528	$ 94,474
Southwestern Montana Financial Center, Inc. [Member]
Depreciation expense				$ 30,311	$ 27,815